Consolidated Changes in Equity $ in Thousands		USD ($) shares		Total USD ($)		Capital stock USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income, Total USD ($)		Accumulated other comprehensive loss, Cumulative translation adjustment account USD ($)	Accumulated other comprehensive loss, Reserve for cash flow hedges USD ($)		Deficit USD ($)		Non-controlling interest USD ($)
Beginning balance, equity (in shares) at Dec. 31, 2015 | shares						58,667,535
Beginning balance, equity at Dec. 31, 2015		$ 216,728		$ 216,728		$ 347,325	$ 23,298	$ (20,679)		$ (20,407)	$ (272)		$ (133,216)		$ 0
Transactions with owners
Exercise of stock options (Note 16) (in shares) | shares		540,000				540,000
Exercise of stock options (Note 16)		$ 1,452		1,452		$ 1,452
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0		2,693	(2,693)
Change in excess tax benefit on outstanding share-based awards (Note 5)		4,302		4,302			4,302
Share-based compensation (Note 16)		5,273		5,273			5,273
Share-based compensation expense credited to capital on options exercised (Note 16)		0		0		$ 595	(595)
Repurchases of common shares (Note 16) (in shares) | shares						(147,200)
Repurchases of common shares (Note 16)		(1,697)		(1,697)		$ (862)							(835)
Dividends on common shares (Note 16)		(31,694)		(31,694)									(31,694)
Increase (decrease) in transactions with owners (in shares) | shares						392,800
Change in contributed surplus		(22,364)		(22,364)		$ 3,878	6,287						(32,529)
Net earnings (loss)		51,137		51,120									51,120		17
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 22)	[2]	136	[1]	136				136			136
Reclassification adjustments for amounts recognized in earnings (Note 22)		0
Remeasurement of defined benefit liability (Note 18)	[3]	201	[4]	201									201
Change in cumulative translation adjustments		789		896				896		896					(107)
Net loss arising from hedge of a net investment in foreign operations (Note 22)		0
Other comprehensive (loss) income		1,126		1,233				1,032		896	136		201		(107)
Comprehensive income for the year		52,263		52,353				1,032		896	136		51,321		(90)
Recognition of non-controlling interest put options arising from the acquisition of Powerband (Note 22)	[5]	(10,181)		(10,181)									(10,181)
Non-controlling interest arising from the Powerband Acquisition (Note 17)		6,497													6,497
Ending balance, equity (in shares) at Dec. 31, 2016 | shares						59,060,335
Ending balance, equity at Dec. 31, 2016		$ 242,943		236,536		$ 351,203	29,585	(19,647)		(19,511)	(136)		(124,605)		6,407
Transactions with owners
Exercise of stock options (Note 16) (in shares) | shares		226,875				226,875
Exercise of stock options (Note 16)		$ 1,362		1,362		$ 1,362
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0		597	(597)
Change in excess tax benefit on outstanding share-based awards (Note 5)		(3,135)		(3,135)			(3,135)
Share-based compensation (Note 16)		(12,011)		(12,011)			(7,828)						(4,183)	[6]
Share-based compensation expense credited to capital on options exercised (Note 16)		$ 0		0		$ 495	(495)
Repurchases of common shares (Note 16) (in shares) | shares		(487,300)				(487,300)
Repurchases of common shares (Note 16)		$ (7,451)		(7,451)		$ (2,898)							(4,553)
Dividends on common shares (Note 16)		(33,030)		(33,030)									(33,030)
Increase (decrease) in transactions with owners (in shares) | shares						(260,425)
Change in contributed surplus		(54,265)		(54,265)		$ (444)	(12,055)						(41,766)
Net earnings (loss)		63,958		64,224									64,224		(266)
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 22)	[7]	1,608	[1]	1,608				1,608			1,608
Reclassification adjustments for amounts recognized in earnings (Note 22)		0
Remeasurement of defined benefit liability (Note 18)	[8]	89	[4]	89									89
Deferred tax benefit (expense) due to enactment of US tax reform legislation (Note 5)		(598)		(598)				116			116		(714)
Change in cumulative translation adjustments		4,734		4,454				4,454		4,454					280
Net loss arising from hedge of a net investment in foreign operations (Note 22)		0
Other comprehensive (loss) income		5,833		5,553				6,178		4,454	1,724		(625)		280
Comprehensive income for the year		69,791		69,777				6,178		4,454	1,724		63,599		14
Derecognition of non-controlling interest put options arising from the Powerband Acquisition (Note 22)		8,810		8,810									8,810
Recognition of the call option redemption liability arising from the Powerband Acquisition (Note 22)		(12,725)		(12,725)									(12,725)
Non-controlling interest arising from investment	[9]	15													15
Capital transactions with non-controlling shareholders (Note 17)		$ 153													153
Ending balance, equity (in shares) at Dec. 31, 2017 | shares		58,799,910				58,799,910
Ending balance, equity at Dec. 31, 2017		$ 254,722		248,133		$ 350,759	17,530	(13,469)		(15,057)	1,588		(106,687)		6,589
Transactions with owners
Exercise of stock options (Note 16) (in shares) | shares		67,500				67,500
Exercise of stock options (Note 16)		$ 618		618		$ 618
Change in excess tax benefit on exercised share-based awards (Note 5)		0		0		7	(7)
Change in excess tax benefit on outstanding share-based awards (Note 5)		(737)		(737)			(737)
Share-based compensation (Note 16)		(5)		(5)			467						(472)	[10]
Share-based compensation expense credited to capital on options exercised (Note 16)		$ 0		0		$ 179	(179)
Repurchases of common shares (Note 16) (in shares) | shares		(217,100)				(217,100)
Repurchases of common shares (Note 16)		$ (2,559)		(2,559)		$ (1,296)							(1,263)
Dividends on common shares (Note 16)		(32,943)		(32,943)									(32,943)
Increase (decrease) in transactions with owners (in shares) | shares						(149,600)
Change in contributed surplus		(35,626)		(35,626)		$ (492)	(456)						(34,678)
Net earnings (loss)		46,649		46,753									46,753		(104)
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 22)		1,433	[1],[11]	1,433	[11]			1,433	[7]		1,433	[7]
Reclassification adjustments for amounts recognized in earnings (Note 22)		(531)		(531)				(531)			(531)
Remeasurement of defined benefit liability (Note 18)	[12]	2,286	[4]	2,286									2,286
Change in cumulative translation adjustments		(153)		308				308		308					(461)
Net loss arising from hedge of a net investment in foreign operations (Note 22)		(9,421)		(9,421)				(9,421)		(9,421)
Other comprehensive (loss) income		(6,386)		(5,925)				(8,211)		(9,113)	902		2,286		(461)
Comprehensive income for the year		40,263		40,828				(8,211)		(9,113)	902		49,039		(565)
Acquisition of the non-controlling interest of Powerband (Note 22)		0		5,966									5,966		(5,966)
Non-controlling interest arising from investment	[13]	421													421
Capital transactions with non-controlling shareholders (Note 17)		11,102													11,102
Recognition of non-controlling interest put options arising from the Capstone Acquisition (Note 22)		(10,888)		(10,888)									(10,888)
Derecognition of call option redemption liability arising from the Powerband Acquisition (Note 22)		$ 1,434		1,434									1,434
Ending balance, equity (in shares) at Dec. 31, 2018 | shares		58,650,310				58,650,310
Ending balance, equity at Dec. 31, 2018		$ 261,428		$ 249,847		$ 350,267	$ 17,074	$ (21,680)		$ (24,170)	$ 2,490		$ (95,814)		$ 11,581

[1]	Presented net of deferred income tax (benefit) expense of ($463) in 2018, $750 in 2017 and $83 in 2016.
[2]	Presented net of deferred income tax expense of $83 for the year ended December 31, 2016.
[3]	Presented net of deferred income tax expense of $66 for the year ended December 31, 2016.
[4]	Presented net of deferred income tax expense of $730 in 2018, $213 in 2017, and $66 in 2016.
[5]	Refers to the acquisition by the Company of 74% of Powerband Industries Private Limited (doing business as "Powerband") on September 16, 2016. On November 16, 2018, the Company acquired the remaining 26% interest in Powerband, such that as of December 31, 2018, the Company owns all of the issued and outstanding common shares of Powerband. Refer to Note 22 for additional information.
[6]	Presented net of income tax benefit of $1,620 for the year ended December 31, 2017.
[7]	Presented net of deferred income tax expense of $750 for the year ended December 31, 2017.
[8]	Presented net of deferred income tax expense of $213 for the year ended December 31, 2017.
[9]	Refers to the purchase by the Company of 99.7% of the shares in Capstone Polyweave Private Limited, a newly-formed enterprise in India (d/b/a "Capstone"), on June 23, 2017. As of December 31, 2018, the Company held a 55% controlling ownership stake in Capstone while the minority shareholders held a 45% non-controlling interest in Capstone. Refer to Note 17 for additional information.
[10]	Presented net of income tax benefit of $126 for the year ended December 31, 2018.
[11]	Presented net of deferred income tax benefit of $463 for the year ended December 31, 2018.
[12]	Presented net of deferred income tax expense of $730 for the year ended December 31, 2018.
[13]	As part of the acquisition of Polyair Inter Pack Inc. (“Polyair”), on August 3, 2018, the Company indirectly obtained a controlling 50.1% interest in the Polyair subsidiary GPCP Inc. Refer to Note 17 for additional information.